Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	207,712,324.90	16,770
Yield Supplement Overcollateralization Amount 10/31/22	3,710,419.84	0
Receivables Balance 10/31/22	211,422,744.74	16,770
Principal Payments	10,171,474.88	268
Defaulted Receivables	263,185.90	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	3,417,713.62	0
Pool Balance at 11/30/22	197,570,370.34	16,489

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.86%
Prepayment ABS Speed	1.02%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,132,139.11	177
Past Due 61-90 days	790,256.81	45
Past Due 91-120 days	93,675.41	5
Past Due 121+ days	0.00	0
Total	4,016,071.33	227

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.00%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	222,944.10
Aggregate Net Losses/(Gains) - November 2022	40,241.80
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.23%
Prior Net Losses/(Gains) Ratio	0.13%
Second Prior Net Losses/(Gains) Ratio	0.07%
Third Prior Net Losses/(Gains) Ratio	0.18%
Four Month Average	0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.73%
Weighted Average Contract Rate, Yield Adjusted	6.23%
Weighted Average Remaining Term	29.46

Flow of Funds	$ Amount
Collections	11,217,680.56
Investment Earnings on Cash Accounts	12,736.10
Servicing Fee	(176,185.62)
Transfer to Collection Account	-
Available Funds	11,054,231.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	255,748.15
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	4,742,273.71
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	564,728.33

Total Distributions of Available Funds	11,054,231.04

Servicing Fee	176,185.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 11/15/22	202,312,644.05
Principal Paid	10,141,954.56
Note Balance @ 12/15/22	192,170,689.49

Class A-1
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2a
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2b
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-3
Note Balance @ 11/15/22	73,412,644.05
Principal Paid	10,141,954.56
Note Balance @ 12/15/22	63,270,689.49
Note Factor @ 12/15/22	18.7875076%

Class A-4
Note Balance @ 11/15/22	80,300,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	80,300,000.00
Note Factor @ 12/15/22	100.0000000%

Class B
Note Balance @ 11/15/22	32,400,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	32,400,000.00
Note Factor @ 12/15/22	100.0000000%

Class C
Note Balance @ 11/15/22	16,200,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	16,200,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	347,548.15
Total Principal Paid	10,141,954.56
Total Paid	10,489,502.71

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	119,907.32
Principal Paid	10,141,954.56
Total Paid to A-3 Holders	10,261,861.88

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3226313
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.4148460
Total Distribution Amount	9.7374773

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3560511
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	30.1153742
Total A-3 Distribution Amount	30.4714253

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	467.59
Noteholders' Principal Distributable Amount	532.41

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	2,699,840.43
Investment Earnings	7,907.04
Investment Earnings Paid	(7,907.04)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,236,030.69	$1,641,288.11	$826,428.88
Number of Extensions	76	100	54
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.74%	0.35%